Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Global Opportunities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,891	$ 13,612	$ 13,166	$ 15,746	$ 13,373	$ 12,524	$ 12,262	$ 11,511	$ 10,403	$ 10,069	$ 10,000
Columbia Global Opportunities Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,875	13,601	13,156	15,726	13,361	12,507	12,254	11,498	10,393	10,051	10,000
Columbia Global Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 13,697	12,554	12,168	14,588	12,420	11,663	11,448	10,776	9,758	9,467	9,427
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index
Account Value	$ 15,340	14,002	13,361	15,301	13,090	12,175	11,687	11,102	10,318	9,842	10,000
MSCI ACWI All Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index (Net)
Account Value	$ 22,679	19,499	17,341	19,505	14,466	13,639	13,381	12,037	10,277	10,293	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 9,939	$ 9,649	$ 9,918	$ 11,611	$ 11,521	$ 10,682	$ 10,104	$ 10,153	$ 10,284	$ 9,396	$ 10,000